Collaboration Revenue	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Collaboration Revenue	Collaboration RevenueIn the twelve months ended December 31, 2022, 2021 and 2020, the Company received payments of $100 million, $50 million and $—, respectively, under the collaboration project plan with Toyota. As of December 31, 2022, the Company has received all cash payments provided under the collaboration project plan. In the twelve months ended December 31, 2022, 2021 and 2020, the Company recognized collaboration revenue of $68 million, $82 million and $—, respectively. To date, the Company has recognized cumulative revenue under the agreement of $150 million through December 31, 2022.